Equity - Text Details (Detail) € / shares in Units, € in Millions				12 Months Ended
		Dec. 31, 2019 EUR (€) € / shares shares		Dec. 31, 2019 EUR (€) € / shares shares		Dec. 31, 2018 EUR (€) € / shares shares		Dec. 31, 2017 EUR (€) € / shares shares		Dec. 31, 2016 EUR (€)
Equity - Text Details (Detail) [Line Items]
Number of shares for the settled forward contracts | shares		4,000,000		4,000,000
Increase (Decrease) retained earnings connected to long-term incentive				€ 130
Exercised Forward Contracts				18,600,000
Increase (Decrease) retained earnings connected to capital reduction				€ 576
The number of shares bought back after selling (unwinding) of options | shares				1,497,675
Dividends paid, ordinary shares per share | € / shares		€ 0.85		€ 0.85	[1]	€ 0.80	[1]	€ 0.80	[1]
Dividends paid, ordinary shares								€ 742
Percentage of shareholders electing share dividend		42.00%				46.00%		48.00%
Number of shares issued | shares		9,079,538		9,079,538		9,533,233		11,264,163
Settlement of cash dividend		€ 453				€ 400		€ 384
Proposed dividend per common share | € / shares		€ 0.85
Shareholder equity subject to limitations		€ 1,870		€ 1,870		1,558
Shareholder Equity Subject To Limitations Ordinary Shares		179		179		185
Legal reserves required by Dutch law		713		713		634
Currency translation differences		978		978		739
Equity		€ 12,625	[2]	€ 12,625	[2]	€ 12,117	[2]	€ 12,023	[2]	€ 13,453
Capital reduction [member]
Equity - Text Details (Detail) [Line Items]
Number of treasury shares | shares						18,600,000
Long term incentive [member]
Equity - Text Details (Detail) [Line Items]
Number of treasury shares | shares		6,000,000		6,000,000
Euro Member Countries, Euro
Equity - Text Details (Detail) [Line Items]
Number of call options unwound		855,039		855,039
Number of options outstanding		1,168,600		1,168,600
Dividends paid, ordinary shares		€ 775				€ 738
United States of America, Dollars
Equity - Text Details (Detail) [Line Items]
Number of call options unwound		642,636		642,636
Number of options outstanding		1,127,582		1,127,582
Dividend distribution [Member] | Bottom of range [member]
Equity - Text Details (Detail) [Line Items]
Dividend payout ratio						40.00%
Dividend distribution [Member] | Top of range [member]
Equity - Text Details (Detail) [Line Items]
Dividend payout ratio						50.00%
Forward share repurchase contracts [Member]
Equity - Text Details (Detail) [Line Items]
Number of shares for the unsettled (open) forward contracts | shares						10,000,000		31,020,000
Forward share repurchase contracts [Member] | Weighted average [member]
Equity - Text Details (Detail) [Line Items]
Price per share for the unsettled part | € / shares						€ 31.89		€ 32.22
Ordinary shares [member]
Equity - Text Details (Detail) [Line Items]
Number of shares authorised | shares		2,000,000,000		2,000,000,000		2,000,000,000		2,000,000,000
Number of shares issued and fully paid | shares		896,733,721		896,733,721		926,195,539		940,909,027
Par value per share | € / shares		€ 0.20		€ 0.20
Preference shares [member]
Equity - Text Details (Detail) [Line Items]
Number of shares authorised | shares		2,000,000,000		2,000,000,000		2,000,000,000		2,000,000,000
Purchased call options [member]
Equity - Text Details (Detail) [Line Items]
Additional cash payment for call options sale				€ 30
Reserve of cash flow hedges [member]
Equity - Text Details (Detail) [Line Items]
Equity		€ (24)		(24)		€ (10)		€ 23		10
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Equity - Text Details (Detail) [Line Items]
Equity	[3]	(303)		(303)		(181)		(30)		36
Treasury shares [member]
Equity - Text Details (Detail) [Line Items]
Equity		€ (201)		(201)		€ (399)		€ (481)		€ (181)
Treasury shares [member] | Euro Member Countries, Euro
Equity - Text Details (Detail) [Line Items]
Cash outflow for share purchase transactions related to employee option and share plans and reduction of share capital				1,376
Cash inflow for settlement of share-based compensation plans				€ 58

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Previously available-for-sale financial assets.